Earnings per share (Details)		12 Months Ended
	Mar. 20, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 MXN ($) shares		Dec. 31, 2022 MXN ($) shares		Dec. 31, 2022 $ / shares
Basic EPS [Abstract]
(Loss) profit attributable to ordinary equity holders of the parent entity		$ (3,338,830,904)		$ (565,107,502)				$ 4,448,916,705
Weighted average number of ordinary shares outstanding during the period (in shares)		77,062,978	77,062,978	69,099,785	[1]	69,099,785	[1]	69,099,785	[1]
Basic EPS (in dollars per share) | $ / shares		$ (43.33)		$ (8.18)						$ 64.38
Diluted EPS [Abstract]
(Loss) profit per basic EPS adjusted | $			$ (3,338,830,904)			$ (565,107,502)		$ 4,448,916,705
Number of shares per basic EPS adjusted for dilutive potential ordinary shared (in shares)		77,062,978	77,062,978	69,099,785	[1]	69,099,785	[1]	69,099,785	[1]
Diluted EPS (in dollars per share) | $ / shares		$ (43.33)		$ (8.18)						$ 64.38
Number of shares issued (in shares)	79,242,873
Percentage of shares original shareholder obtained	87.20%

[1]	For the years ended December 31, 2023 and 2022, Management applied a restrospective approach to determine the weighted average number of ordinary shares outstanding. On March 20, 2024, the Company issued 79,242,873 of which 87.2% represents the shares attributable to the original shareholders of the Group prior to the business combination.